Related Party Transactions		9 Months Ended		12 Months Ended
	Jan. 18, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions
14. Related Party Transactions
BrightMark Partners LLC Management Services Agreement
In August 2018, the Company entered into a management services agreement with BrightMark Partners LLC (“BrightMark”), a related party, for certain management services including management, business, operational, strategic, and advisory services. Under the agreement, management services will be provided for an initial term of three
years that automatically renews for an additional
one-year
term. As consideration for the management services, the Company pays $40 thousand, including costs and expenses incurred by BrightMark on behalf of Local Bounti, as reasonably determined by both parties on a monthly basis. In March 2021, the Company and BrightMark terminated the management services agreement.
The Company incurred management fees $120 thousand and $489 thousand for the nine months ended September 30, 2021 and 2020, respectively.
Accrued liabilities—related party represent amounts owed to BrightMark related to the management services agreement and were $0 and $833 thousand as of September 30, 2021 and December 31, 2020, respectively.
Grow Bitterroot Sale Lease Back Transaction & Property Maintenance and Management Services Agreement
In June 2020, the Company completed the construction of and sold the Montana Facility to Grow Bitterroot, LLC (“Grow Bitterroot”), a related party, for a total consideration of $6,885 thousand. Concurrently, the Company and Grow Bitterroot entered into an agreement, whereby the Company will lease land and greenhouse buildings at the Montana Facility from Grow Bitterroot. The transaction did not qualify for sale leaseback accounting due to the finance leaseback classification prohibiting sale accounting. As such, the transaction is accounted for as a financing transaction (a failed sale). In addition, the Company and Grow Bitterroot entered into a property maintenance and management services agreement under which the Company will provide all property maintenance and management services including business, operational, strategic and advisory services in exchange for an annual fee of $50 thousand. The property maintenance and management services agreement includes an initial term of three years with one year autorenewals unless terminated by either party with 30 days’ notice.

14. Related Party Transactions
BrightMark Partners LLC Management Services Agreement
In August 2018, the Company entered into a management services agreement with BrightMark Partners LLC (“BrightMark”), a related party, for certain management services including management, business, operational, strategic, and advisory services. Under the agreement, the management services will be provided for an initial term of three years that automatically renews for an additional one-year
term. As consideration for the management services, the Company pays $40 thousand, including costs and expenses incurred by BrightMark on behalf of Local Bounti, as reasonably determined by both parties on a monthly basis. In March 2021, the Company and BrightMark terminated the management services agreement.
For the years ended December 31, 2020 and 2019, the Company incurred management fees of $628 thousand and $815 thousand, respectively.
Accrued liabilities—related party as of December 31, 2020 and 2019 represent amounts owned to BrightMark related to the management services agreement and were $833 thousand and $342 thousand, respectively.
Grow Bitterroot Sale Lease Back Transaction & Property Maintenance and Management Services Agreement
In June 2020, the Company had constructed and sold the facility to Grow Bitterroot, LLC (“Grow Bitterroot”), a related party, for a total consideration of $6,885 thousand. Concurrently, the Company and Grow Bitterroot entered into an agreement, whereby the Company will lease land and greenhouse buildings from Grow Bitterroot. The transaction is accounted for as a financing transaction (a failed sale). In addition, the Company and Grow Bitterroot entered into a property maintenance and management services agreement under which the Company will provide all property maintenance and management services including business, operational, strategic and advisory services in exchange for an annual fee of $50 thousand. The property maintenance and management services agreement includes an initial term of three years with one year autorenewals unless terminated by either party with 30 days’ notice. See Note 7—Financing Obligation for further discussion.
BrightMark Partners LLC Short-Term Lease Agreement
In December 2020, the Company entered into a short-term lease agreement with BrightMark for commercial office space that may terminate at any time by providing 30 days written notice. Due to the short-term nature, the right-of-use
assets and lease obligation are not recognized in the consolidated balance sheet.

LEO HOLDINGS III CORP [Member]
Related Party Transactions
Note 4—Related Party Transactions
Founder Shares
On January 18, 2021, the Sponsor paid $25,000 to cover certain expenses of the Company in consideration of 5,750,000 Class B ordinary shares, par value $0.0001 (the “Founder Shares”). On February 25, 2021, the Company effected a share capitalization, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization. The Sponsor has agreed to forfeit up to 900,000 Founder Shares to the extent that the over-allotment option is not exercised in full by the underwriter. The forfeiture will be adjusted to the extent that the over-allotment option is not exercised in full by the underwriter so that the Founder Shares will represent 20.0% of the Company’s issued and outstanding shares after the Proposed Public Offering.
The initial shareholders will agree, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions,
share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Private Placement Warrants
The Sponsor will agree to purchase an aggregate of 4,866,667 Private Placement Warrants (or 5,346,667 Private Placement Warrants if the underwriter’s over-allotment option is exercised in full), at a price of $1.50 per Private Placement Warrant ($7.3 million in the aggregate, or approximately $8.0 million if the underwriter’s over-allotment option is exercised in full) in a private placement that will occur simultaneously with the closing of the Proposed Public Offering. Each whole Private Placement Warrant is exercisable for one whole Class A ordinary share at a price of $11.50 per share. A portion of the proceeds from the Private Placement Warrants will be added to the proceeds from the Proposed Public Offering to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable
and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.
The Sponsor and the Company’s officers and directors will agree, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.
Related Party Loans
On January 13, 2021, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Proposed Public Offering pursuant to a promissory note (the “Note”). This Note is non-interest
bearing and payable on the earlier of June 30, 2021 or the completion of the Proposed Public Offering. As of January 18, 2021, the Company had no borrowings under the Note. Subsequent to January 18, 2021, the Company borrowed approximately $112,701 under the Note.
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. To date, the Company had no borrowings under the Working Capital Loans.

Administrative Support Agreement
Commencing on the date that the Company’s securities are first listed on the New York Stock Exchange, the Company will agree to pay the Sponsor a total of $10,000 per month for office space, secretarial and administrative services provided to the Company. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees.

Note
6
—Related Party Transactions
Founder Shares
On January 18, 2021, the Sponsor paid $25,000 to cover certain expenses of the Company in consideration of 5,750,000 Class B ordinary shares, par value $0.0001 (the “Founder Shares”). On February 25, 2021, the Company effected a share capitalization, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding. The Sponsor agreed to forfeit up to 900,000 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriter, so that the Founder Shares would represent 20.0% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriters partially exercised their over-allotment option on March 2, 2021 to purchase an addition of 3,500,000 Units, with the remaining portion of the over-allotment option expiring at the conclusion of the
45-day
option period. As a result of the partial exercise of the over- allotment option, 25,000 Founder Shares were forfeited.
The initial shareholders agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or
(B) subsequent to the initial Business Combination, (x) if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions,
share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Related Party Loans
On January 13, 2021, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This Note was non-interest
bearing and payable upon the completion of the Initial Public Offering. As of March 2, 2021, the Company borrowed approximately $112,000 under the Note. The Company repaid the Note in full on March 3, 2021. Subsequent to the repayment, the facility was no longer available to the Company.
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lenders’ discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of September 30, 2021, the Company had no borrowings under the Working Capital Loans.
Administrative Support Agreement
Commencing on the date that the Company’s securities were first listed on the New York Stock Exchange, the Company agreed to pay the Sponsor a total of $10,000 per month for office space, secretarial and administrative services provided to the Company. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. The Company incurred and paid approximately $30,000 and $58,000 in expenses in connection with such services for the three months ended September 30, 2021 and for the period from January 8, 2021 (inception) through September 30, 2021, respectively, as reflected in the accompanying unaudited condensed consolidated statements of operations. As of September 30, 2021, approximately $16,000 in expenses in connection with compliance services with related party was outstanding, as reflected in the accompanying unaudited condensed consolidated balance sheet.